Note 11 - Income Taxes (Details) - Deferred Income Tax Assets and Liabilities (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Operating loss carryforward	4,313	4,858
Less: valuation allowances	(4,313)
Current deferred tax asset, net		4,858
Non-current deferred tax assets:
Operating loss carryforward	33,930	36,053
Less: valuation allowances	(31,292)	(32,671)
Non-current deferred tax asset, net	2,638	3,382
Total	2,638	8,240
Deferred tax liabilities:
Intangible assets, net	6,769	5,646
Investment income	18,162	18,162
Total	24,931	23,808